Revenue	9 Months Ended
Sep. 30, 2025
Revenue [abstract]
Revenue

11.	Revenue:

Details of revenue are as follows:

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2025	2024	2025	2024

Acquisition services	$101	$2,931	$3,949	$5,040
Value-added data	358	1,141	1,185	2,120
Software and solutions	1,258	915	3,863	3,052
	$1,717	$4,987	$8,997	$10,212

Primary geographical market
United States	$455	$894	$1,555	$1,778
Asia/Pacific	159	3,274	4,050	5,592
Europe	1,103	819	3,392	2,842
	$1,717	$4,987	$8,997	$10,212

Timing of revenue recognition
Upon delivery	$362	$1,245	$1,426	$2,512
Services overtime	1,355	3,742	7,571	7,700
	$1,717	$4,987	$8,997	$10,212

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if the expected benefit of those costs is longer than one year. The Company determined that certain commissions paid to sales employees meet the requirement to be capitalized. Total capitalized contract acquisition costs included in prepaid expenses and other assets to obtain contracts at September 30, 2025 was $38 (December 31, 2024 – $194) and are amortized consistent with the method of revenue recognized on the contract.

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three and nine months ended September 30, 2025 and 2024	Page 8

Changes in contract acquisition costs, included in prepaid expenses, are as follows:

	September 30,	December 31,
	2025	2024

Contract acquisition costs, beginning of period	$194	$114
Additions	24	496
Amortization	(180)	(416)
Contract acquisition costs, end of period	$38	$194